RETIREMENT PLANS (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 29, 2012	Dec. 31, 2011
RETIREMENT PLANS [Abstract]
Employer matching contribution, percent (in hundredths)	25.00%	25.00%
Defined contribution plan, cost recognized	$ 1.6	$ 1.5
Maximum annual contribution per employee (in hundredths)	6.00%	6.00%
Percentage of officer's highest base salary (in hundredths)	150.00%
Years preceding separation from service	3 years
Liabilities related to Plan	$ 3.4	$ 2.5